JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — 61.7%
Albania — 0.4%
Republic of Albania 3.50%, 11/23/2031(a)	EUR	3,641	4,005

Angola — 1.1%
Republic of Angola
9.50%, 11/12/2025(b)		400	406
8.25%, 5/9/2028(b)		2,492	2,338
8.00%, 11/26/2029(b)		5,700	5,235
8.00%, 11/26/2029(a)		1,539	1,414
9.38%, 5/8/2048(b)		2,158	1,964
9.13%, 11/26/2049(b)		1,060	941

			12,298

Argentina — 1.1%
Argentine Republic
1.13%, 7/9/2035(c)		24,054	6,699
2.00%, 1/9/2038(c)		5,521	1,819
2.50%, 7/9/2041(c)		6,610	2,033
1.13%, 7/9/2046(c)		3,900	1,096

			11,647

Armenia — 0.6%
Republic of Armenia
7.15%, 3/26/2025(b)		255	285
3.95%, 9/26/2029(a)		971	934
3.95%, 9/26/2029(b)		700	673
3.60%, 2/2/2031(a)		5,260	4,816

			6,708

Bahrain — 1.5%
Kingdom of Bahrain
7.00%, 10/12/2028(b)		3,960	4,242
6.75%, 9/20/2029(b)		3,081	3,263
7.38%, 5/14/2030(b)		4,000	4,372
7.38%, 5/14/2030(a)		1,200	1,312
5.45%, 9/16/2032(b)		3,187	3,012

			16,201

Belarus — 0.6%
Republic of Belarus
6.88%, 2/28/2023(b)		1,539	1,531
6.38%, 2/24/2031(b)		5,680	4,621

			6,152

Benin — 0.6%
Benin Government Bond
4.88%, 1/19/2032(a)	EUR	1,950	2,107
6.88%, 1/19/2052(a)	EUR	2,721	3,001
6.88%, 1/19/2052(b)	EUR	1,061	1,170

			6,278

Bermuda — 0.5%
Bermuda Government Bond
3.72%, 1/25/2027(b)		3,802	4,054
2.38%, 8/20/2030(a)		1,217	1,202

			5,256

Brazil — 1.2%
Federative Republic of Brazil
4.50%, 5/30/2029		1,366	1,355
8.25%, 1/20/2034		9,442	12,179

			13,534

Colombia — 1.7%
Republic of Colombia
4.50%, 3/15/2029		2,986	3,054
10.38%, 1/28/2033		563	798
6.13%, 1/18/2041		3,900	4,045
5.00%, 6/15/2045		2,620	2,385
5.20%, 5/15/2049		4,545	4,232
4.13%, 5/15/2051		2,779	2,245
3.88%, 2/15/2061		2,600	1,976

			18,735

Costa Rica — 0.8%
Republic of Costa Rica
4.38%, 4/30/2025(b)		1,265	1,279
6.13%, 2/19/2031(b)		2,000	1,999
5.63%, 4/30/2043(b)		2,297	1,934
7.00%, 4/4/2044(b)		500	473
7.16%, 3/12/2045(b)		2,948	2,819

			8,504

Dominican Republic — 3.7%
Dominican Republic Government Bond
6.88%, 1/29/2026(b)		1,600	1,816
5.95%, 1/25/2027(b)		3,075	3,390
6.00%, 7/19/2028(b)		7,206	7,927
4.50%, 1/30/2030(b)		1,600	1,591
4.88%, 9/23/2032(b)		10,160	10,082
5.30%, 1/21/2041(a)		4,270	4,088
6.40%, 6/5/2049(b)		5,755	5,866
5.88%, 1/30/2060(b)		3,585	3,334
5.88%, 1/30/2060(a)		2,910	2,706

			40,800

Ecuador — 2.2%
Ecuador Social Bond SARL Zero Coupon, 1/30/2035(a)(d)		6,999	5,603
Republic of Ecuador
Zero Coupon, 7/31/2030(b)		3,600	1,953
Zero Coupon, 7/31/2030(a)		379	205
5.00%, 7/31/2030(b)(c)		7,080	5,770
5.00%, 7/31/2030(a)(c)		1,727	1,408
1.00%, 7/31/2035(a)(c)		4,354	2,808
1.00%, 7/31/2035(b)(c)		2,300	1,484
0.50%, 7/31/2040(b)(c)		5,500	3,128
0.50%, 7/31/2040(a)(c)		3,954	2,249

			24,608

Egypt — 2.6%
Arab Republic of Egypt
3.88%, 2/16/2026(a)		600	543
7.50%, 1/31/2027(b)		5,068	5,087
6.59%, 2/21/2028(b)		2,500	2,347
14.59%, 7/13/2028	EGP	100,000	6,330
5.88%, 2/16/2031(a)		4,040	3,429
8.50%, 1/31/2047(b)		5,271	4,487
7.90%, 2/21/2048(b)		3,600	2,902

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
8.15%, 11/20/2059(b)		2,600	2,099
8.15%, 11/20/2059(a)		1,514	1,223

			28,447

El Salvador — 0.6%
Republic of El Salvador
5.88%, 1/30/2025(b)		2,739	1,892
6.38%, 1/18/2027(b)		2,492	1,609
8.63%, 2/28/2029(b)		1,481	1,014
7.12%, 1/20/2050(b)		3,999	2,365

			6,880

Ethiopia — 0.5%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(b)		8,213	5,338

Gabon — 0.3%
Gabonese Republic 6.95%, 6/16/2025(b)		3,600	3,737

Ghana — 1.6%
Republic of Ghana
6.38%, 2/11/2027(b)		3,600	2,956
7.88%, 3/26/2027(b)		1,000	850
7.63%, 5/16/2029(b)		1,692	1,371
8.13%, 3/26/2032(b)		4,000	3,160
8.63%, 4/7/2034(a)		5,055	3,981
7.88%, 2/11/2035(a)		2,700	2,038
7.88%, 2/11/2035(b)		400	302
8.95%, 3/26/2051(b)		3,309	2,540
8.75%, 3/11/2061(b)		850	642

			17,840

Guatemala — 1.1%
Republic of Guatemala
4.50%, 5/3/2026(b)		801	842
4.38%, 6/5/2027(b)		1,100	1,154
4.90%, 6/1/2030(a)		2,024	2,162
4.90%, 6/1/2030(b)		500	534
5.38%, 4/24/2032(b)		2,000	2,208
5.38%, 4/24/2032(a)		300	331
4.65%, 10/7/2041(a)		2,310	2,282
6.13%, 6/1/2050(b)		1,200	1,337
6.13%, 6/1/2050(a)		1,140	1,270

			12,120

Honduras — 0.1%
Republic of Honduras
6.25%, 1/19/2027(b)		600	629
5.63%, 6/24/2030(a)		770	770

			1,399

Hungary — 0.6%
Hungary Government Bond 3.13%, 9/21/2051(a)		6,694	6,342

Indonesia — 0.6%
Republic of Indonesia 6.63%, 2/17/2037(b)		5,195	7,076

Iraq — 0.9%
Republic of Iraq
6.75%, 3/9/2023(b)		678	667
5.80%, 1/15/2028(b)		10,197	9,323

			9,990

Ivory Coast — 1.0%
Republic of Cote d’Ivoire
6.13%, 6/15/2033(b)		2,700	2,751
6.88%, 10/17/2040(b)	EUR	4,762	5,488
6.63%, 3/22/2048(b)	EUR	2,188	2,368

			10,607

Jamaica — 1.2%
Jamaica Government Bond
9.25%, 10/17/2025		1,471	1,749
6.75%, 4/28/2028		4,400	5,042
7.88%, 7/28/2045		4,552	6,261

			13,052

Jordan — 0.6%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027(b)		664	686
5.85%, 7/7/2030(b)		2,100	2,058
5.85%, 7/7/2030(a)		1,410	1,382
7.38%, 10/10/2047(b)		3,100	2,991

			7,117

Kenya — 1.8%
Republic of Kenya
6.88%, 6/24/2024(b)		1,000	1,052
7.00%, 5/22/2027(b)		2,700	2,795
8.00%, 5/22/2032(b)		5,346	5,640
6.30%, 1/23/2034(a)		4,899	4,617
8.25%, 2/28/2048(b)		5,329	5,229

			19,333

Lebanon — 0.2%
Lebanese Republic
6.38%, 3/9/2020(d)		6,767	770
6.15%, 6/19/2020(d)		720	82
6.65%, 4/22/2024(b)(d)		9,300	1,023
6.85%, 3/23/2027(b)(d)		489	54
6.65%, 11/3/2028(b)(d)		6,496	714
7.05%, 11/2/2035(b)(d)		162	18

			2,661

Malaysia — 0.5%
1MDB Global Investments Ltd. 4.40%, 3/9/2023(b)		5,000	5,004

Mexico — 1.2%
United Mexican States
4.50%, 4/22/2029		2,100	2,332
4.50%, 1/31/2050		3,100	3,200
5.00%, 4/27/2051		6,450	7,161
3.77%, 5/24/2061		1,075	969

			13,662

Mongolia — 0.4%
State of Mongolia
5.13%, 4/7/2026(b)		1,500	1,532
5.13%, 4/7/2026(a)		400	409
4.45%, 7/7/2031(a)		3,100	2,922

			4,863

Morocco — 0.5%
Kingdom of Morocco
3.00%, 12/15/2032(b)		1,000	930
5.50%, 12/11/2042(b)		2,575	2,773

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
4.00%, 12/15/2050(a)		2,530	2,207

			5,910

Namibia — 0.1%
Republic of Namibia 5.25%, 10/29/2025(b)		1,300	1,363

Nigeria — 2.1%
Federal Republic of Nigeria
6.50%, 11/28/2027(b)		2,800	2,727
7.14%, 2/23/2030(b)		7,000	6,632
8.75%, 1/21/2031(b)		3,900	3,949
7.88%, 2/16/2032(b)		1,377	1,310
7.38%, 9/28/2033(a)		1,697	1,544
7.70%, 2/23/2038(b)		1,600	1,424
7.70%, 2/23/2038(a)		898	799
7.63%, 11/28/2047(b)		3,719	3,189
8.25%, 9/28/2051(a)		1,906	1,725

			23,299

Oman — 2.3%
Sultanate of Oman Government Bond
4.75%, 6/15/2026(b)		8,634	8,731
5.38%, 3/8/2027(b)		3,813	3,918
5.63%, 1/17/2028(b)		1,788	1,839
6.00%, 8/1/2029(b)		1,200	1,250
6.25%, 1/25/2031(a)		6,284	6,575
7.38%, 10/28/2032(a)		2,627	2,932

			25,245

Pakistan — 1.1%
Islamic Republic of Pakistan
8.25%, 4/15/2024(b)		2,591	2,743
6.00%, 4/8/2026(a)		2,249	2,216
6.88%, 12/5/2027(b)		7,000	6,942

			11,901

Panama — 1.2%
Notas del Tesoro 3.75%, 4/17/2026		5,122	5,429
Republic of Panama
3.88%, 3/17/2028		2,400	2,568
4.50%, 4/16/2050		1,700	1,818
4.50%, 4/1/2056		3,070	3,277

			13,092

Paraguay — 3.1%
Republic of Paraguay
4.70%, 3/27/2027(b)		3,363	3,656
4.95%, 4/28/2031(b)		2,700	2,971
4.95%, 4/28/2031(a)		2,180	2,399
2.74%, 1/29/2033(a)		8,852	8,292
6.10%, 8/11/2044(b)		2,922	3,432
5.60%, 3/13/2048(b)		1,427	1,589
5.40%, 3/30/2050(a)		5,300	5,823
5.40%, 3/30/2050(b)		5,011	5,505

			33,667

Peru — 0.6%
Republic of Peru
8.75%, 11/21/2033		2,250	3,461
3.00%, 1/15/2034		3,605	3,542

			7,003

Qatar — 1.4%
State of Qatar
4.82%, 3/14/2049(b)		7,292	9,407
4.40%, 4/16/2050(a)		4,540	5,544

			14,951

Romania — 1.2%
Romania Government Bond
3.00%, 2/14/2031(b)		2,200	2,167
3.00%, 2/14/2031(a)		1,700	1,674
2.63%, 12/2/2040(a)	EUR	1,176	1,180
4.63%, 4/3/2049(b)	EUR	3,272	4,147
4.00%, 2/14/2051(b)		4,388	4,272

			13,440

Russia — 1.7%
Russian Federation
4.38%, 3/21/2029(b)		6,600	7,309
5.10%, 3/28/2035(b)		5,600	6,580
5.63%, 4/4/2042(b)		2,800	3,629
5.88%, 9/16/2043(b)		1,000	1,345

			18,863

Saudi Arabia — 2.0%
Kingdom of Saudi Arabia
2.75%, 2/3/2032(b)		2,600	2,658
2.25%, 2/2/2033(a)		2,577	2,490
4.63%, 10/4/2047(b)		3,800	4,513
5.00%, 4/17/2049(b)		900	1,127
5.25%, 1/16/2050(b)		1,921	2,502
3.75%, 1/21/2055(b)		1,000	1,053
3.45%, 2/2/2061(a)		7,665	7,598

			21,941

Senegal — 0.5%
Republic of Senegal
6.25%, 5/23/2033(b)		2,500	2,525
6.75%, 3/13/2048(b)		3,553	3,420

			5,945

Serbia — 0.1%
Republic of Serbia 2.13%, 12/1/2030(a)		1,134	1,033

South Africa — 2.8%
Republic of South Africa
4.88%, 4/14/2026		2,100	2,208
4.30%, 10/12/2028		12,085	12,031
4.85%, 9/30/2029		3,000	3,024
5.00%, 10/12/2046		6,128	5,285
5.65%, 9/27/2047		1,000	924
5.75%, 9/30/2049		7,957	7,382

			30,854

Sri Lanka — 1.3%
Democratic Socialist Republic of Sri Lanka
6.85%, 3/14/2024(b)		2,800	1,625
6.35%, 6/28/2024(b)		600	348
6.83%, 7/18/2026(b)		1,027	575
6.20%, 5/11/2027(b)		3,761	2,063
6.75%, 4/18/2028(b)		3,674	2,020
7.85%, 3/14/2029(b)		3,806	2,098

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
7.55%, 3/28/2030(b)	10,300	5,654

		14,383

Trinidad and Tobago — 0.3%
Republic of Trinidad and Tobago
4.50%, 6/26/2030(b)	2,500	2,522
4.50%, 6/26/2030(a)	640	646

		3,168

Turkey — 2.3%
Republic of Turkey
5.75%, 3/22/2024	6,100	6,086
5.60%, 11/14/2024	2,045	2,011
4.25%, 4/14/2026	10,700	9,736
4.25%, 4/14/2026	5,600	5,095
5.75%, 5/11/2047	1,976	1,581
Turkiye Ihracat Kredi Bankasi A/S 8.25%, 1/24/2024(a)	610	638

		25,147

Ukraine — 3.1%
Ukraine Government Bond
7.75%, 9/1/2023(b)	3,108	3,134
7.75%, 9/1/2024(b)	3,865	3,866
7.75%, 9/1/2025(b)	4,663	4,663
7.75%, 9/1/2026(b)	500	501
6.88%, 5/21/2029(a)	4,136	3,861
7.38%, 9/25/2032(b)	4,262	4,013
7.25%, 3/15/2033(b)	5,100	4,750
7.25%, 3/15/2033(a)	1,741	1,622
1.26%, 5/31/2040(b)(e)	8,500	7,673

		34,083

United Arab Emirates — 0.8%
United Arab Emirates Government Bond
3.63%, 3/10/2033(a)	1,320	1,287
4.13%, 10/11/2047(b)	2,707	3,225
4.00%, 7/28/2050(a)	3,050	2,741
3.90%, 9/9/2050(b)	1,400	1,316

		8,569

Uruguay — 0.7%
Oriental Republic of Uruguay
7.63%, 3/21/2036	3,083	4,611
4.98%, 4/20/2055	2,634	3,354

		7,965

Uzbekistan — 0.3%
Republic of Uzbekistan 3.90%, 10/19/2031(a)	3,666	3,446

Venezuela, Bolivarian Republic of — 0.1%
Bolivarian Republic of Venezuela
12.75%, 8/23/2022(b)(d)	1,900	181
8.25%, 10/13/2024(b)(d)	2,590	246
7.65%, 4/21/2025(b)(d)	2,013	191
9.25%, 5/7/2028(b)(d)	2,630	250

		868

Zambia — 0.3%
Republic of Zambia
5.38%, 9/20/2022(b)(d)	1,606	1,189
8.50%, 4/14/2024(b)(d)	1,900	1,439

8.97%, 7/30/2027(b)(d)	1,351	1,023

		3,651

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $731,857)		679,981

CORPORATE BONDS — 36.0%
Azerbaijan — 0.4%
Southern Gas Corridor CJSC 6.88%, 3/24/2026(b)	1,600	1,832
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030(b)	2,025	2,413

		4,245

Bahrain — 0.4%
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/7/2024(b)	1,300	1,397
8.38%, 11/7/2028(a)	1,740	1,971
8.38%, 11/7/2028(b)	800	906

		4,274

Brazil — 2.0%
Braskem Netherlands Finance BV 4.50%, 1/31/2030(b)	3,600	3,603
Guara Norte SARL 5.20%, 6/15/2034(a)	2,878	2,746
Klabin Austria GmbH 5.75%, 4/3/2029(b)	3,182	3,384
MARB BondCo plc 3.95%, 1/29/2031(a)	2,984	2,795
MV24 Capital BV
6.75%, 6/1/2034(b)	1,494	1,524
6.75%, 6/1/2034(a)	1,318	1,344
Natura Cosmeticos SA 4.13%, 5/3/2028(a)	853	809
Petrobras Global Finance BV 5.50%, 6/10/2051	2,381	2,100
StoneCo Ltd. 3.95%, 6/16/2028(a)	200	167
Votorantim Cimentos International SA 7.25%, 4/5/2041(b)	2,637	3,383

		21,855

Chile — 3.4%
Alfa Desarrollo SpA 4.55%, 9/27/2051(a)	6,569	6,220
Celulosa Arauco y Constitucion SA
4.25%, 4/30/2029(a)	3,330	3,508
4.25%, 4/30/2029(b)	1,000	1,054
Corp. Nacional del Cobre de Chile 3.75%, 1/15/2031(b)	700	744
Empresa de los Ferrocarriles del Estado
3.07%, 8/18/2050(a)	871	749
3.83%, 9/14/2061(a)	2,520	2,415
Empresa de Transporte de Pasajeros Metro SA
5.00%, 1/25/2047(b)	2,570	2,958
4.70%, 5/7/2050(a)	940	1,079
Empresa Nacional de Telecomunicaciones SA 3.05%, 9/14/2032(a)	2,413	2,310

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Empresa Nacional del Petroleo
3.75%, 8/5/2026(b)	1,301	1,334
5.25%, 11/6/2029(b)	5,100	5,559
3.45%, 9/16/2031(a)	1,520	1,420
4.50%, 9/14/2047(b)	900	878
Interchile SA 4.50%, 6/30/2056(a)	5,131	5,356
Kenbourne Invest SA 4.70%, 1/22/2028(a)	1,800	1,757

		37,341

China — 0.8%
Huarong Finance 2017 Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%, 11/7/2022(b)(f)(g)(h)	1,800	1,773
Huarong Finance II Co. Ltd. 5.50%, 1/16/2025(b)	1,700	1,755
Minmetals Bounteous Finance BVI Ltd. 4.20%, 7/27/2026(b)	1,792	1,938
Shimao Group Holdings Ltd.
5.60%, 7/15/2026(b)	3,787	2,651
5.20%, 1/16/2027(b)	1,373	950

		9,067

Colombia — 2.0%
AI Candelaria Spain SLU
7.50%, 12/15/2028(b)	1,555	1,639
5.75%, 6/15/2033(a)	4,140	3,954
Ecopetrol SA
5.88%, 9/18/2023	3,205	3,380
5.38%, 6/26/2026	1,800	1,883
6.88%, 4/29/2030	1,300	1,437
7.38%, 9/18/2043	800	858
5.88%, 5/28/2045	6,636	6,130
Empresas Publicas de Medellin ESP
4.25%, 7/18/2029(a)	2,101	1,987
4.25%, 7/18/2029(b)	1,300	1,230

		22,498

Costa Rica — 0.2%
Instituto Costarricense de Electricidad
6.75%, 10/7/2031(a)	1,780	1,796
6.38%, 5/15/2043(b)	802	670

		2,466

Croatia — 0.2%
Hrvatska Elektroprivreda 5.88%, 10/23/2022(b)	1,800	1,859

Ecuador — 0.0%(i)
Petroamazonas EP 4.63%, 12/6/2021(a)	82	82

Georgia — 0.3%
Georgian Railway JSC 4.00%, 6/17/2028(a)	2,889	2,889

India — 0.6%
Greenko Dutch BV 3.85%, 3/29/2026(a)	3,351	3,383
Indian Railway Finance Corp. Ltd.
3.25%, 2/13/2030(a)	1,850	1,878
3.95%, 2/13/2050(b)	1,100	1,072

		6,333

Indonesia — 3.5%
Hutama Karya Persero PT 3.75%, 5/11/2030(b)	1,600	1,701
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028(b)	4,000	4,780
6.53%, 11/15/2028(a)	518	619
6.76%, 11/15/2048(b)	6,228	7,940
Minejesa Capital BV
4.63%, 8/10/2030(b)	2,800	2,870
4.63%, 8/10/2030(a)	1,036	1,062
Pertamina Persero PT
3.65%, 7/30/2029(b)	1,800	1,903
3.10%, 1/21/2030(b)	900	910
6.45%, 5/30/2044(b)	2,600	3,366
6.50%, 11/7/2048(b)	900	1,190
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027(b)	1,341	1,433
3.88%, 7/17/2029(a)	1,390	1,464
3.88%, 7/17/2029(b)	600	632
5.25%, 5/15/2047(b)	2,000	2,200
6.15%, 5/21/2048(b)	900	1,107
4.88%, 7/17/2049(b)	2,100	2,221
4.00%, 6/30/2050(a)	3,470	3,336

		38,734

Israel — 1.0%
Energean Israel Finance Ltd.
4.88%, 3/30/2026(b)	1,251	1,231
5.38%, 3/30/2028(b)	2,585	2,536
Leviathan Bond Ltd.
6.13%, 6/30/2025(b)	910	956
6.50%, 6/30/2027(b)	2,987	3,135
6.75%, 6/30/2030(b)	3,080	3,207

		11,065

Kazakhstan — 2.5%
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026(a)	2,339	2,286
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(b)	1,869	2,487
KazMunayGas National Co. JSC
4.75%, 4/19/2027(b)	300	329
5.38%, 4/24/2030(b)	6,800	7,788
3.50%, 4/14/2033(a)	1,700	1,732
5.75%, 4/19/2047(b)	6,963	8,180
6.38%, 10/24/2048(b)	3,404	4,312

		27,114

Malaysia — 0.2%
Petronas Capital Ltd. 4.50%, 3/18/2045(b)	1,744	2,159

Mexico — 9.2%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022(a)(f)(g)(h)	2,165	2,185

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029(b)(f)(g)(h)	3,500	3,733
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025(b)	1,100	1,202
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031(a)(g)	2,420	2,396
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.12%, 1/18/2033(b)(g)	3,400	3,445
Braskem Idesa SAPI 6.99%, 2/20/2032(a)	3,565	3,485
Cemex SAB de CV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026(a)(f)(g)(h)	2,551	2,580
5.20%, 9/17/2030(a)	1,428	1,503
5.20%, 9/17/2030(b)	400	421
3.88%, 7/11/2031(a)	1,676	1,629
Cometa Energia SA de CV 6.38%, 4/24/2035(b)	1,391	1,557
Comision Federal de Electricidad
3.35%, 2/9/2031(a)	3,719	3,563
4.68%, 2/9/2051(a)	3,482	3,212
FEL Energy VI SARL
5.75%, 12/1/2040(a)	2,910	2,765
5.75%, 12/1/2040(b)	2,785	2,645
Mexico City Airport Trust
3.88%, 4/30/2028(b)	400	409
5.50%, 10/31/2046(b)	1,400	1,348
Petroleos Mexicanos
(ICE LIBOR USD 3 Month + 3.65%), 3.76%, 3/11/2022(g)	2,454	2,445
5.38%, 3/13/2022	1,243	1,245
3.50%, 1/30/2023	3,733	3,733
4.25%, 1/15/2025	1,170	1,161
6.88%, 8/4/2026	10,669	11,262
5.35%, 2/12/2028	2,130	2,038
6.50%, 1/23/2029	3,700	3,677
5.95%, 1/28/2031	2,292	2,147
7.69%, 1/23/2050	29,692	26,643
6.95%, 1/28/2060	10,910	8,919

		101,348

Panama — 1.0%
Aeropuerto Internacional de Tocumen SA
4.00%, 8/11/2041(a)	600	606
5.13%, 8/11/2061(a)	3,896	4,029
AES Panama Generation Holdings SRL
4.38%, 5/31/2030(a)	1,740	1,769
4.38%, 5/31/2030(b)	1,700	1,729
Empresa de Transmision Electrica SA
5.13%, 5/2/2049(b)	1,700	1,887
5.13%, 5/2/2049(a)	1,417	1,573

		11,593

Paraguay — 0.6%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034(a)	8,830	6,594

Peru — 2.7%
Consorcio Transmantaro SA 4.38%, 5/7/2023(b)	1,700	1,762
Corp. Financiera de Desarrollo SA
4.75%, 7/15/2025(b)	640	698
2.40%, 9/28/2027(a)	1,060	1,036
2.40%, 9/28/2027(b)	1,900	1,857
Fondo MIVIVIENDA SA 3.50%, 1/31/2023(b)	3,092	3,148
Lima Metro Line 2 Finance Ltd.
4.35%, 4/5/2036(b)	2,245	2,392
4.35%, 4/5/2036(a)	1,757	1,872
Peru LNG Srl 5.38%, 3/22/2030(b)	4,000	3,407
Petroleos del Peru SA
4.75%, 6/19/2032(b)	4,285	4,378
5.63%, 6/19/2047(b)	6,286	6,109
5.63%, 6/19/2047(a)	2,720	2,644

		29,303

Russia — 0.6%
Russian Agricultural Bank OJSC 8.50%, 10/16/2023(b)	3,312	3,693
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023(b)	3,090	3,287

		6,980

Saudi Arabia — 0.6%
Saudi Arabian Oil Co. 3.50%, 4/16/2029(b)	6,534	6,918

South Africa — 0.7%
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023(b)	3,176	3,244
8.45%, 8/10/2028(b)	2,061	2,186
Transnet SOC Ltd. 4.00%, 7/26/2022(b)	1,900	1,894

		7,324

Trinidad and Tobago — 0.4%
Trinidad Generation UnLtd 5.25%, 11/4/2027(b)	1,200	1,214
Trinidad Petroleum Holdings Ltd. 9.75%, 6/15/2026(a)	3,112	3,393

		4,607

Ukraine — 0.4%
NPC Ukrenergo 6.88%, 11/9/2026(a)	4,444	4,163
State Savings Bank of Ukraine 9.62%, 3/20/2025(b)(c)	455	470

		4,633

United Arab Emirates — 1.7%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047(b)	2,761	3,216
DP World Ltd.
6.85%, 7/2/2037(b)	1,700	2,228
5.63%, 9/25/2048(b)	1,500	1,832

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
MDGH GMTN RSC Ltd.
3.75%, 4/19/2029(b)		1,545	1,692
2.88%, 11/7/2029(a)		3,365	3,499
3.70%, 11/7/2049(a)		3,947	4,322
3.70%, 11/7/2049(b)		2,200	2,409
			—

			19,198

Uzbekistan — 0.5%
Uzbekneftegaz JSC 4.75%, 11/16/2028(a)		5,753	5,516

Venezuela, Bolivarian Republic of — 0.1%
Petroleos de Venezuela SA
8.50%, 10/27/2020(b)(d)		1,123	269
9.00%, 11/17/2021(b)(d)		1,510	76
5.38%, 4/12/2027(b)(d)		5,758	288
			—

			633

TOTAL CORPORATE BONDS (Cost $406,447)			396,628

SUPRANATIONAL — 0.2%
Banque Ouest Africaine de Developpement 2.75%, 1/22/2033(a)(Cost $2,433)	EUR	1,961	2,324

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Notes 0.38%, 3/31/2022(j)(Cost $1,571)		1,570	1,572

		Shares (000)
SHORT-TERM INVESTMENTS — 3.0%
INVESTMENT COMPANIES — 3.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(k)(l)(Cost $32,517)		32,503	32,516

Total Investments — 101.1% (Cost $1,174,825)			1,113,021
Liabilities in Excess of Other Assets — (1.1)%			(11,642)

Net Assets — 100.0%			1,101,379

Percentages indicated are based on net assets.

Abbreviations
CJSC	Closed Joint Stock Company
EGP	Egyptian Pound
EUR	Euro
GMTN	Global medium term note
ICE	Intercontinental Exchange
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
PT	Limited liability company
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(d)	Defaulted security.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2021.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Amount rounds to less than 0.1% of net assets.
(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2021.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note	(341)	03/2022	USD	(41,384)	(253)
U.S. Treasury 10 Year Note	(352)	03/2022	USD	(46,035)	(468)

					(721)

Abbreviations
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of November 30, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	24,076	EUR	21,028	Barclays Bank plc	12/22/2021	208

Total unrealized appreciation						208

USD	3,649	EUR	3,239	State Street Corp.	12/22/2021	(28)

Total unrealized depreciation						(28)

Net unrealized appreciation						180

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$396,628	$—	$396,628
Foreign Government Securities	—	679,981	—	679,981
Supranational	—	2,324	—	2,324
U.S. Treasury Obligations	—	1,572	—	1,572
Short-Term Investments
Investment Companies	32,516	—	—	32,516

Total Investments in Securities	$32,516	$1,080,505	$—	$1,113,021

Appreciation in Other Financial Instrument
Forward Foreign Currency Exchange Contracts	$—	$208	$—	$208
Depreciation in Other Financial Instrument
Forward Foreign Currency Exchange Contracts	—	(28)	—	(28)
Futures Contracts	(721)	—	—	(721)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(721)	$180	$—	$(541)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$67,094	$336,472	$371,046	$(6)	$2	$32,516	32,503	$15	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

C. Derivatives — The Fund used derivative instruments including futures contracts and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.